Basis of Measurement - Schedule of Financial Information for NCI that are Material to the Group (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Ambipar Response Espírito Santo S.A. [Member]
Schedule of Financial Information for NCI that are Material to the Group [Line Items]
Interest attributable to non-controlling shareholders		30.00%	30.00%
Ambipar Response Dracares Apoio Maritimo e Portuario SA [Member]
Schedule of Financial Information for NCI that are Material to the Group [Line Items]
Interest attributable to non-controlling shareholders		49.00%	49.00%
Ambipar Flyone Servico Aereo Especializado Comercio e Servico SA [Member]
Schedule of Financial Information for NCI that are Material to the Group [Line Items]
Interest attributable to non-controlling shareholders		49.00%	49.00%
RG Response SA [Member]
Schedule of Financial Information for NCI that are Material to the Group [Line Items]
Interest attributable to non-controlling shareholders		49.00%	49.00%
Ambipar Response Tank Cleaning SA [Member]
Schedule of Financial Information for NCI that are Material to the Group [Line Items]
Interest attributable to non-controlling shareholders		49.00%	49.00%
JM Serviços Integrados SA [Member]
Schedule of Financial Information for NCI that are Material to the Group [Line Items]
Interest attributable to non-controlling shareholders		30.00%	30.00%
Ambipar Response Marine S.A. [Member]
Schedule of Financial Information for NCI that are Material to the Group [Line Items]
Interest attributable to non-controlling shareholders	[1]	54.10%	59.20%
Ambipar Response Industrial Services S A [Member]
Schedule of Financial Information for NCI that are Material to the Group [Line Items]
Interest attributable to non-controlling shareholders		73.99%	73.99%
Ambipar Response Maritime Services PDA S.A. [Member]
Schedule of Financial Information for NCI that are Material to the Group [Line Items]
Interest attributable to non-controlling shareholders	[2]	72.46%	75.52%
Non-controlling interests [Member]
Schedule of Financial Information for NCI that are Material to the Group [Line Items]
Current assets		R$ 539,245
Current liabilities		(431,172)
Current net assets		108,073
Non-current assets		1,311,545
Non-current liabilities		(448,933)
Non-current net assets		862,612
Net assets		970,685
Net assets controlling		970,685
Net assets nom-controlling
Accumulated NCI		283,738
Others adjustment from non-controlling		83,189
Accumulated NCI adjusted		366,927
Revenue		1,269,655
Cost of services rendered		(1,078,911)
Gross profit		190,744
Other expense		74,590
Operating expenses		74,590
Operating profit		265,334
Finance costs		(64,923)
Finance income		8,011
Net finance costs		(56,912)
Profit before tax		208,422
Income tax and social contribution		(58,681)
Profit for the year		149,741
Profit for the year controlling		70,427
Profit for the year non-controlling		79,314
Non-controlling interests [Member] | Ambipar Response Espírito Santo S.A. [Member]
Schedule of Financial Information for NCI that are Material to the Group [Line Items]
Current assets		157,034
Current liabilities		(149,863)
Current net assets		7,171
Non-current assets		262,628
Non-current liabilities		(158,188)
Non-current net assets		104,440
Net assets		111,611
Net assets controlling		111,611
Net assets nom-controlling
Others adjustment from non-controlling		6,618
Non-controlling interests [Member] | Ambipar Response Dracares Apoio Maritimo e Portuario SA [Member]
Schedule of Financial Information for NCI that are Material to the Group [Line Items]
Current assets		37,071
Current liabilities		(26,273)
Current net assets		10,798
Non-current assets		93,831
Non-current liabilities		(15,942)
Non-current net assets		77,889
Net assets		88,687
Net assets controlling		88,687
Net assets nom-controlling
Others adjustment from non-controlling		18,307
Non-controlling interests [Member] | Ambipar Flyone Servico Aereo Especializado Comercio e Servico SA [Member]
Schedule of Financial Information for NCI that are Material to the Group [Line Items]
Current assets		67,557
Current liabilities		(85,007)
Current net assets		(17,450)
Non-current assets		204,891
Non-current liabilities		(55,909)
Non-current net assets		148,982
Net assets		131,532
Net assets controlling		131,532
Net assets nom-controlling
Others adjustment from non-controlling		16,511
Non-controlling interests [Member] | RG Response SA [Member]
Schedule of Financial Information for NCI that are Material to the Group [Line Items]
Current assets		7,072
Current liabilities		(3,398)
Current net assets		3,674
Non-current assets		9,849
Non-current liabilities		(5,150)
Non-current net assets		4,699
Net assets		8,373
Net assets controlling		8,373
Net assets nom-controlling
Others adjustment from non-controlling		678
Non-controlling interests [Member] | Ambipar Response Tank Cleaning SA [Member]
Schedule of Financial Information for NCI that are Material to the Group [Line Items]
Current assets		34,155
Current liabilities		(10,074)
Current net assets		24,081
Non-current assets		146,741
Non-current liabilities		(39,979)
Non-current net assets		106,762
Net assets		130,843
Net assets controlling		130,843
Net assets nom-controlling
Others adjustment from non-controlling		20,622
Non-controlling interests [Member] | JM Serviços Integrados SA [Member]
Schedule of Financial Information for NCI that are Material to the Group [Line Items]
Current assets		25,967
Current liabilities		(27,489)
Current net assets		(1,522)
Non-current assets		47,482
Non-current liabilities		(25,464)
Non-current net assets		22,018
Net assets		20,496
Net assets controlling		20,496
Net assets nom-controlling
Others adjustment from non-controlling		209
Non-controlling interests [Member] | Ambipar Response Marine S.A. [Member]
Schedule of Financial Information for NCI that are Material to the Group [Line Items]
Current assets		7,307
Current liabilities		(5,571)
Current net assets		1,736
Non-current assets		8,847
Non-current liabilities		(253)
Non-current net assets		8,594
Net assets		10,330
Net assets controlling		10,330
Net assets nom-controlling
Others adjustment from non-controlling		(703)
Non-controlling interests [Member] | Ambipar Response Industrial Services S A [Member]
Schedule of Financial Information for NCI that are Material to the Group [Line Items]
Current assets		22,186
Current liabilities		(12,652)
Current net assets		9,534
Non-current assets		6,554
Non-current liabilities		(1,502)
Non-current net assets		5,052
Net assets		14,586
Net assets controlling		14,586
Net assets nom-controlling
Accumulated NCI
Others adjustment from non-controlling		4,229
Non-controlling interests [Member] | Ambipar Response Industrial Services Canada [Member]
Schedule of Financial Information for NCI that are Material to the Group [Line Items]
Current assets		152,654
Current liabilities		(83,555)
Current net assets		69,099
Non-current assets		458,866
Non-current liabilities		(100,483)
Non-current net assets		358,383
Net assets		427,482
Net assets controlling		427,482
Net assets nom-controlling
Others adjustment from non-controlling		15,867
Revenue		359,946
Cost of services rendered		(303,359)
Gross profit		56,587
Selling, general and administrative expenses
Other expense		667
Operating expenses		667
Operating profit		57,254
Finance costs		(30,681)
Finance income		1,368
Net finance costs		(29,313)
Profit before tax		27,941
Income tax and social contribution		(9,693)
Profit for the year		18,248
Profit for the year controlling		10,834
Profit for the year non-controlling		R$ 7,414
Interest attributable to non-controlling shareholders		30.00%
Non-controlling interests [Member] | Unidroid Robotica Do Brasil Ltda [Member]
Schedule of Financial Information for NCI that are Material to the Group [Line Items]
Revenue		R$ 101,136
Cost of services rendered		(78,354)
Gross profit		22,782
Selling, general and administrative expenses
Other expense		15,140
Operating expenses		15,140
Operating profit		37,922
Finance costs		(2,297)
Finance income		3,481
Net finance costs		1,184
Profit before tax		39,106
Income tax and social contribution		(7,858)
Profit for the year		31,248
Profit for the year controlling		15,936
Profit for the year non-controlling		R$ 15,312
Interest attributable to non-controlling shareholders		49.00%
Non-controlling interests [Member] | Ambipar Response Maritime Services PDA S.A. [Member]
Schedule of Financial Information for NCI that are Material to the Group [Line Items]
Revenue		R$ 206,147
Cost of services rendered		(129,042)
Gross profit		77,105
Selling, general and administrative expenses
Other expense		74
Operating expenses		74
Operating profit		77,179
Finance costs		(11,077)
Finance income		924
Net finance costs		(10,153)
Profit before tax		67,026
Income tax and social contribution		(21,910)
Profit for the year		45,116
Profit for the year controlling		23,009
Profit for the year non-controlling		R$ 22,107
Interest attributable to non-controlling shareholders		49.00%
Non-controlling interests [Member] | Smr Socorro Médico E Resgate Ltda [Member]
Schedule of Financial Information for NCI that are Material to the Group [Line Items]
Revenue		R$ 13,873
Cost of services rendered		(11,076)
Gross profit		2,797
Selling, general and administrative expenses
Other expense		360
Operating expenses		360
Operating profit		3,157
Finance costs		(526)
Finance income		26
Net finance costs		(500)
Profit before tax		2,657
Income tax and social contribution		(477)
Profit for the year		2,180
Profit for the year controlling		1,285
Profit for the year non-controlling		R$ 895
Interest attributable to non-controlling shareholders		49.00%
Non-controlling interests [Member] | Ssmr Saude Ocupacional Ltda Epp [Member]
Schedule of Financial Information for NCI that are Material to the Group [Line Items]
Revenue		R$ 74,800
Cost of services rendered		(62,515)
Gross profit		12,285
Selling, general and administrative expenses
Other expense		53,590
Operating expenses		53,590
Operating profit		65,875
Finance costs		(1,540)
Finance income		368
Net finance costs		(1,172)
Profit before tax		64,703
Income tax and social contribution		(8,584)
Profit for the year		56,119
Profit for the year controlling		28,622
Profit for the year non-controlling		R$ 27,497
Interest attributable to non-controlling shareholders		49.00%
Non-controlling interests [Member] | Ssr Servicos De Seguranca E Resgate Ltda Epp [Member]
Schedule of Financial Information for NCI that are Material to the Group [Line Items]
Revenue		R$ 69,414
Cost of services rendered		(61,906)
Gross profit		7,508
Selling, general and administrative expenses
Other expense		214
Operating expenses		214
Operating profit		7,722
Finance costs		(5,623)
Finance income		1,460
Net finance costs		(4,163)
Profit before tax		3,559
Income tax and social contribution		4,204
Profit for the year		7,763
Profit for the year controlling		5,434
Profit for the year non-controlling		R$ 2,329
Interest attributable to non-controlling shareholders		30.00%
Non-controlling interests [Member] | Total Subsidiaries Non Controlling Interest [Member]
Schedule of Financial Information for NCI that are Material to the Group [Line Items]
Revenue		R$ 1,265
Cost of services rendered		(13,303)
Gross profit		(12,038)
Selling, general and administrative expenses
Other expense		631
Operating expenses		631
Operating profit		(11,407)
Finance costs		(253)
Finance income		175
Net finance costs		(78)
Profit before tax		(11,485)
Income tax and social contribution		(623)
Profit for the year		(12,108)
Profit for the year controlling		(12,808)
Profit for the year non-controlling		R$ 700
Interest attributable to non-controlling shareholders		10.00%
Non-controlling interests [Member] | Ambipar Response Industrial Services S/A [Member]
Schedule of Financial Information for NCI that are Material to the Group [Line Items]
Revenue		R$ 77,763
Cost of services rendered		(60,175)
Gross profit		17,588
Selling, general and administrative expenses
Other expense
Operating expenses
Operating profit		17,588
Finance costs		(226)
Finance income		21
Net finance costs		(205)
Profit before tax		17,383
Income tax and social contribution		(5,876)
Profit for the year		11,507
Profit for the year controlling		5,869
Profit for the year non-controlling		R$ 5,638
Interest attributable to non-controlling shareholders		49.00%
Unidroid Robotica do Brasi Ltda [Member] | Non-controlling interests [Member]
Schedule of Financial Information for NCI that are Material to the Group [Line Items]
Current assets		R$ 6,683
Current liabilities		(3,063)
Current net assets		3,620
Non-current assets		787
Non-current liabilities		(240)
Non-current net assets		547
Net assets		4,167
Net assets controlling		4,167
Net assets nom-controlling
Others adjustment from non-controlling		907
Revenue		5,963
Cost of services rendered		(3,651)
Gross profit		2,312
Selling, general and administrative expenses
Other expense
Operating expenses
Operating profit		2,312
Finance costs		(56)
Finance income		14
Net finance costs		(42)
Profit before tax		2,270
Income tax and social contribution		(62)
Profit for the year		2,208
Profit for the year controlling		1,126
Profit for the year non-controlling		R$ 1,082
Interest attributable to non-controlling shareholders		49.00%
Ambipar Response Maritime Services PDA S.A. [Member] | Non-controlling interests [Member]
Schedule of Financial Information for NCI that are Material to the Group [Line Items]
Current assets		R$ 2,136
Current liabilities		(1,179)
Current net assets		957
Non-current assets		2,122
Non-current liabilities		(110)
Non-current net assets		2,012
Net assets		2,969
Net assets controlling		2,969
Net assets nom-controlling
Others adjustment from non-controlling		320
Revenue		5,050
Cost of services rendered		(3,720)
Gross profit		1,330
Selling, general and administrative expenses
Other expense		15
Operating expenses		15
Operating profit		1,345
Finance costs		(42)
Finance income		47
Net finance costs		5
Profit before tax		1,350
Income tax and social contribution		(301)
Profit for the year		1,049
Profit for the year controlling		629
Profit for the year non-controlling		R$ 420
Interest attributable to non-controlling shareholders		40.00%
Smr Socorro Médico E Resgate Ltda [Member] | Non-controlling interests [Member]
Schedule of Financial Information for NCI that are Material to the Group [Line Items]
Current assets		R$ 9,464
Current liabilities		(7,875)
Current net assets		1,589
Non-current assets		31,186
Non-current liabilities		(20,445)
Non-current net assets		10,741
Net assets		12,330
Net assets controlling		12,330
Net assets nom-controlling
Others adjustment from non-controlling		(18)
Revenue		79,587
Cost of services rendered		(74,663)
Gross profit		4,924
Selling, general and administrative expenses
Other expense
Operating expenses
Operating profit		4,924
Finance costs		(1,498)
Finance income		111
Net finance costs		(1,387)
Profit before tax		3,537
Income tax and social contribution		(2,553)
Profit for the year		702
Profit for the year controlling		689
Profit for the year non-controlling		R$ 295
Interest attributable to non-controlling shareholders		30.00%
Ssmr Saude Ocupacional Ltda Epp [Member] | Non-controlling interests [Member]
Schedule of Financial Information for NCI that are Material to the Group [Line Items]
Current assets		R$ 6,510
Current liabilities		(9,855)
Current net assets		(3,345)
Non-current assets		25,299
Non-current liabilities		(14,536)
Non-current net assets		10,763
Net assets		7,418
Net assets controlling		7,418
Net assets nom-controlling
Others adjustment from non-controlling		(51)
Revenue		45,721
Cost of services rendered		(43,154)
Gross profit		2,567
Selling, general and administrative expenses
Other expense
Operating expenses
Operating profit		2,567
Finance costs		(2,088)
Finance income		4
Net finance costs		(2,084)
Profit before tax		483
Income tax and social contribution		(1,152)
Profit for the year		(669)
Profit for the year controlling		(468)
Profit for the year non-controlling		R$ (201)
Interest attributable to non-controlling shareholders		30.00%
Ssr Serviços De Seguranca e Resgate Ltda Epp [Member] | Non-controlling interests [Member]
Schedule of Financial Information for NCI that are Material to the Group [Line Items]
Current assets		R$ 3,449
Current liabilities		(5,318)
Current net assets		(1,869)
Non-current assets		12,462
Non-current liabilities		(10,732)
Non-current net assets		1,730
Net assets		(139)
Net assets controlling		(139)
Net assets nom-controlling
Others adjustment from non-controlling		(306)
Revenue		24,277
Cost of services rendered		(23,752)
Gross profit		525
Selling, general and administrative expenses
Other expense
Operating expenses
Operating profit		525
Finance costs		(1,376)
Finance income		12
Net finance costs		(1,364)
Profit before tax		(839)
Income tax and social contribution		(28)
Profit for the year		(867)
Profit for the year controlling		(607)
Profit for the year non-controlling		R$ (260)
Interest attributable to non-controlling shareholders		30.00%
Ambipar Response Industrial Services Canada [Member] | Non-controlling interests [Member]
Schedule of Financial Information for NCI that are Material to the Group [Line Items]
Revenue		R$ 204,713
Cost of services rendered		(210,241)
Gross profit		(5,528)
Selling, general and administrative expenses
Other expense		3,899
Operating expenses		3,899
Operating profit		(1,629)
Finance costs		(7,640)
Finance income
Net finance costs		(7,640)
Profit before tax		(9,269)
Income tax and social contribution		(3,768)
Profit for the year		(13,037)
Profit for the year controlling		(9,123)
Profit for the year non-controlling		R$ (3,914)
Interest attributable to non-controlling shareholders		30.02%

[1]	On December 2024, the subsidiary Ambipar Response Dracares Apoio Marítimo e Portuário Ltda holds a 90% stake in Ambipar Response Marine S.A. The Company holds a 51% stake in Ambipar Response Dracares, therefore the Group holds 45.90% control over the subsidiary.
[2]	On December 2024, the subsidiary Ambipar Response Dracares Apoio Marítimo e Portuário Ltda holds a 90% stake in Ambipar Response Marine S.A., which holds a 60% stake in Ambipar Response Marítime Services PDA S.A. The Company holds a 51% stake in Ambipar Response Dracares, therefore the Group holds 24.48% control over the subsidiary.